Stock Based Compensation Plans: (Details 2)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Stock Based Compensation Plans: [Abstract]
Outstanding Options Number: $1.92 | shares	875,000
Outstanding Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 | $	$ 1,968,750
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92	4 years 161 days
Exercisable Options Number: $1.92 | shares	875,000
Exercisable Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Exercisable Options Aggregate Intrinsic Value: $1.92 | $	$ 1,968,750
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92	4 years 161 days
Outstanding Options Number: $2.89 | shares	1,607,000
Outstanding Options Weighted Average Exercise Price: $2.89 | $ / shares	$ 2.89
Outstanding Options Aggregate Intrinsic Value: $2.89 | $	$ 2,056,960
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89	29 days
Exercisable Options Number: $2.89 | shares	1,607,000
Exercisable Options Weighted Average Exercise Price: $2.89 | $ / shares	$ 2.89
Exercisable Options Aggregate Intrinsic Value: $2.89 | $	$ 2,056,960
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89	29 days
Outstanding Options Number: $3.00 | shares	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 | $	$ 292,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00	1 year 161 days
Exercisable Options Number: $3.00 | shares	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 | $	$ 292,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00	1 year 161 days
Outstanding Options Number: $3.89 | shares	100,000
Outstanding Options Weighted Average Exercise Price: $3.89 | $ / shares	$ 3.89
Outstanding Options Aggregate Intrinsic Value: $3.89 | $	$ 28,000
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.89	3 years 77 days
Exercisable Options Number: $3.89 | shares	100,000
Exercisable Options Weighted Average Exercise Price: $3.89 | $ / shares	$ 3.89
Exercisable Options Aggregate Intrinsic Value: $3.89 | $	$ 28,000
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.89	3 years 77 days
Outstanding Options Number: $3.91 | shares	215,000
Outstanding Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Outstanding Options Aggregate Intrinsic Value: $3.91 | $	$ 55,900
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.91	8 years 179 days
Exercisable Options Number: $3.91 | shares	215,000
Exercisable Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Exercisable Options Aggregate Intrinsic Value: $3.91 | $	$ 55,900
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.91	8 years 179 days
Outstanding Options Number: $4.02 | shares	310,000
Outstanding Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Outstanding Options Aggregate Intrinsic Value: $4.02 | $	$ 46,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $4.02	7 years 204 days
Exercisable Options Number: $4.02 | shares	310,000
Exercisable Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Exercisable Options Aggregate Intrinsic Value: $4.02 | $	$ 46,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $4.02	7 years 204 days
Outstanding Options Number: $1.92 - $4.02 | shares	3,357,000
Outstanding Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 2.84
Outstanding Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 4,448,610
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	2 years 234 days
Exercisable Options Number: $1.92 - $4.02 | shares	3,357,000
Exercisable Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 2.84
Exercisable Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 4,448,610
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	2 years 234 days